Name: JS Asset Management, LLC
Phone: 610-234-2209
email: bmccafferty@jsamllc.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                   JS Asset Management, LLC
Address:                One Tower Bridge
                        100 Front St, Suite 501
                        West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                               City     State     and Date of Signing:

Brian McCafferty                     West Conshohocken PA       11/14/2007
--------------------------------------------------------------------------------
Signature                               City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   ___
Form 13F Information Table Value Total:   $ 232,901

List of Other Included Managers:  Russell Investment Group File# 28-01190

                                   TITLE OF                                    INVESTMETN DISCRE-        OTHER    VOTING AUTHORITY
ISSUER NAME                         CLASS        CUSIP       MKT VAL    SHARES   SOLE(A)   TION   SHARED MNGRS   SOLE  SHARED   NONE
AU Optronics Corp. ADR           Common Stock  002255107   8997057.72   531741    Sole               0     0    504720    0    27021
Abitibibowater Inc               Common Stock  003687100    6905622.5  3946070    Sole               0     0   3747560    0   198510
Alcatel ADR                      Common Stock  013904305  10706163.48  1051686    Sole               0     0   1001326    0    50360
Alliance Semiconductor Inc.      Common Stock  01877h100     255748.5   111195    Sole               0     0     66495    0    44700
American Axle and Manufacturing
  Holdings                       Common Stock  024061103       108575     4300    Sole               0     0      4300    0        0
American Equity Investment Life
  Holding Co                     Common Stock  025676206      1608150   151000    Sole               0     0    143300    0     7700
Annaly Mortgage Management Inc.  Common Stock  035710409      1696545   106500    Sole               0     0    106500    0        0
Arch Coal Inc                    Common Stock  039380100      2375296    70400    Sole               0     0     59600    0    10800
BFC Financial Corp               Common Stock  055384200       426028   145900    Sole               0     0    145900    0        0
BankUnited Financial Corp        Common Stock  06652B103      1577310   101500    Sole               0     0     87200    0    14300
BearingPoint Inc.                Common Stock  074002106   7326632.25  1809045    Sole               0     0   1684095    0   124950
Bowater Inc.                     Common Stock  102183100       793744    53200    Sole               0     0     47400    0     5800
Building Materials Holding Corp  Common Stock  120113105       447534    42300    Sole               0     0     42300    0        0
CIT Group                        Common Stock  125581108       804000    20000    Sole               0     0     17800    0     2200
Capstead Mortgage Corp           Common Stock  14067E506       257000    25000    Sole               0     0     25000    0        0
Cavalier Homes Inc               Common Stock  149507105       571701   178100    Sole               0     0    158100    0    20000
Champion Enterprises Inc         Common Stock  158496109       686250    62500    Sole               0     0     53700    0     8800
Citigroup Inc.                   Common Stock  172967101   8875560.59   190177    Sole               0     0    184667    0     5510
Conseco Inc.                     Common Stock  208464883       318400    19900    Sole               0     0     19900    0        0
Cooper Tire & Rubber Co.         Common Stock  216831107       400160    16400    Sole               0     0     16400    0        0
Countrywide Financial Corp.      Common Stock  222372104    8848204.5   465450    Sole               0     0    438100    0    27350
Dell Inc.                        Common Stock  24702r101      6968172   252470    Sole               0     0    242500    0     9970
Fannie Mae                       Common Stock  313586109  14898571.62   245002    Sole               0     0    228902    0    16100
Fleetwood Enterprises            Common Stock  339099103       805410    94200    Sole               0     0     66000    0    28200
Ford Motor Company               Common Stock  345370860      1851669   218100    Sole               0     0    207200    0    10900
Freddie Mac                      Common Stock  313400301  15139959.66   256566    Sole               0     0    241636    0    14930
General Electric                 Common Stock  369604103      1159200    28000    Sole               0     0     25890    0     2110
Genworth Financial Inc.          Common Stock  37247d106     10823106   352200    Sole               0     0    345600    0     6600
Horton (D.R.) Inc.               Common Stock  23331a109    5017548.9   391690    Sole               0     0    362700    0    28990
Hudson Highland Group Inc.       Common Stock  443792106      1041314    81800    Sole               0     0     69100    0    12700
JP Morgan Chase and Co.          Common Stock  46625h100   3182794.66    69463    Sole               0     0     66083    0     3380
Learning Tree International Inc  Common Stock  522015106    177948.78    10014    Sole               0     0     10014    0        0
Levitt Corp                      Common Stock  52742P108        46833    23300    Sole               0     0      7300    0    16000
Libbey Inc.                      Common Stock  529898108      1059960    60500    Sole               0     0     50400    0    10100
MasTec Inc.                      Common Stock  576323109       121002     8600    Sole               0     0      8600    0        0
Meritage Homes Corp.             Common Stock  59001a102       505496    35800    Sole               0     0     35800    0        0
Mirant Corp                      Common Stock  60467R100    6336723.6   155770    Sole               0     0    148700    0     7070
Motorola Inc                     Common Stock  620076109      5175429   279300    Sole               0     0    269400    0     9900
Navistar International Corp
  Holding                        Common Stock  63934e108      2468000    40000    Sole               0     0     38800    0     1200
New York Community Bancorp Inc.  Common Stock  649445103      1341120    70400    Sole               0     0     70400    0        0
Nortel Networks Corp.            Common Stock  656568508   1324915.44    78028    Sole               0     0     74693    0     3335
Omnicare Inc                     Common Stock  681904108      2676904    80800    Sole               0     0     77200    0     3600
Oriental Financial Group Inc     Common Stock  68618W100      1753750   152500    Sole               0     0    146200    0     6300
Peabody Energy Corp              Common Stock  704549104      9090513   189900    Sole               0     0    175700    0    14200
Pilgrim's Pride Corp             Common Stock  721467108       451490    13000    Sole               0     0      9200    0     3800
Pulte Homes                      Common Stock  745867101      6836303   502300    Sole               0     0    467700    0    34600
Radian Group Inc                 Common Stock  750236101      4944672   212400    Sole               0     0    205300    0     7100
Reliant Energy Inc.              Common Stock  75952b105   11135462.4   434979    Sole               0     0    409689    0    25290
Safeway Inc.                     Common Stock  786514208     997604.3    30130    Sole               0     0     29030    0     1100
Sanmina-SCI Corp.                Common Stock  800907107   2659196.56  1254338    Sole               0     0   1201988    0    52350
Sanofi-Aventis ADR               Common Stock  80105n105   8632300.32   203496    Sole               0     0    188996    0    14500
Spectrum Brands Inc.             Common Stock  84762L105      1408820   242900    Sole               0     0    223000    0    19900
Sprint Nextel Corp.              Common Stock  852061100      8445500   444500    Sole               0     0    427750    0    16750
Tyco Electronics Ltd             Common Stock  G9144P105   2068119.96    58372    Sole               0     0     56372    0     2000
Tyco International               Common Stock  G9143X208   2552731.39    57572    Sole               0     0     55572    0     2000
Tyson Foods Inc.                 Common Stock  902494103      4558176   255360    Sole               0     0    241500    0    13860
UAL Corp.                        Common Stock  902549807     424353.6     9120    Sole               0     0      7800    0     1320
US Airways Group Inc.            Common Stock  90341w108       469875    17900    Sole               0     0     14500    0     3400
W Holding Company Inc            Common Stock  929251106      3063200  1367500    Sole               0     0   1279100    0    88400
Wachovia Corp                    Common Stock  929903102      4769265    95100    Sole               0     0     95100    0        0
Washington Mutual Inc.           Common Stock  939322103   11241644.7   318370    Sole               0     0    301100    0    17270
iShares Russell 1000 Value
  Index Fd.                      Common Stock  464287598   1290367.35    15013    Sole               0     0     12700    0     2313